Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date		rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]		lmpet2_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED AUGUST 7, 2015

TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF

CLEARBRIDGE MID CAP GROWTH FUND,

DATED MARCH 1, 2015

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund” in order to disclose a new expense limitation for Class IS shares and a lower expense limitation for Class A, Class A2, Class C, Class R and Class I shares of the fund, which took effect as of August 3, 2015. The expense limitation relating to Class FI shares of the fund remains unchanged.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	5.75	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[1]	None[2]	None[2]	1.00	None	None	None	None
Small account fee[3]	$15	$15	$15	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Management fees	0.80	0.80	0.80	0.80	0.80	0.80	0.80
Distribution and/or service (12b-1) fees	0.25	0.25	1.00	0.25	0.50	None	None
Other expenses	0.44	0.78	0.61	0.58[4]	0.70	0.44	0.74
Total annual fund operating expenses	1.49	1.83	2.41	1.63	2.00	1.24	1.54
Fees waived and/or expenses reimbursed[5]	(0.24)	(0.38)	(0.41)	(0.28)	(0.50)	(0.34)	(0.74)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.25	1.45	2.00	1.35	1.50	0.90	0.80

[1]	Maximum deferred sales charge (load) may be reduced over time.

[2]
You may buy Class A or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[3]
If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[4]	“Other expenses” for Class FI shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[5]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses will not exceed 1.25% for Class A shares, 1.45% for Class A2 shares, 2.00% for Class C shares, 1.35% for Class FI shares, 1.50% for Class R shares, 0.90% for Class I shares and 0.80% for Class IS shares, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	695	996	1,319	2,231
Class A2 (with or without redemption at end of period)	714	1,082	1,474	2,570
Class C (with redemption at end of period)	303	712	1,248	2,716
Class C (without redemption at end of period)	203	712	1,248	2,716
Class FI (with or without redemption at end of period)	137	487	861	1,911
Class R (with or without redemption at end of period)	153	579	1,032	2,287
Class I (with or without redemption at end of period)	92	360	649	1,470
Class IS (with or without redemption at end of period)	82	414	770	1,772

ClearBridge Mid Cap Growth Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		lmpet2_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED AUGUST 7, 2015

TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF

CLEARBRIDGE MID CAP GROWTH FUND,

DATED MARCH 1, 2015

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund” in order to disclose a new expense limitation for Class IS shares and a lower expense limitation for Class A, Class A2, Class C, Class R and Class I shares of the fund, which took effect as of August 3, 2015. The expense limitation relating to Class FI shares of the fund remains unchanged.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	5.75	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[1]	None[2]	None[2]	1.00	None	None	None	None
Small account fee[3]	$15	$15	$15	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Management fees	0.80	0.80	0.80	0.80	0.80	0.80	0.80
Distribution and/or service (12b-1) fees	0.25	0.25	1.00	0.25	0.50	None	None
Other expenses	0.44	0.78	0.61	0.58[4]	0.70	0.44	0.74
Total annual fund operating expenses	1.49	1.83	2.41	1.63	2.00	1.24	1.54
Fees waived and/or expenses reimbursed[5]	(0.24)	(0.38)	(0.41)	(0.28)	(0.50)	(0.34)	(0.74)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.25	1.45	2.00	1.35	1.50	0.90	0.80

[1]	Maximum deferred sales charge (load) may be reduced over time.

[2]
You may buy Class A or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[3]
If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[4]	“Other expenses” for Class FI shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[5]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses will not exceed 1.25% for Class A shares, 1.45% for Class A2 shares, 2.00% for Class C shares, 1.35% for Class FI shares, 1.50% for Class R shares, 0.90% for Class I shares and 0.80% for Class IS shares, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	695	996	1,319	2,231
Class A2 (with or without redemption at end of period)	714	1,082	1,474	2,570
Class C (with redemption at end of period)	303	712	1,248	2,716
Class C (without redemption at end of period)	203	712	1,248	2,716
Class FI (with or without redemption at end of period)	137	487	861	1,911
Class R (with or without redemption at end of period)	153	579	1,032	2,287
Class I (with or without redemption at end of period)	92	360	649	1,470
Class IS (with or without redemption at end of period)	82	414	770	1,772

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	You may buy Class A or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class FI shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
			Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
ClearBridge Mid Cap Growth Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1],[2]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	$ 15
Management fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.49%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.25%
1 year		rr_ExpenseExampleYear01	$ 695
3 years		rr_ExpenseExampleYear03	996
5 years		rr_ExpenseExampleYear05	1,319
10 years		rr_ExpenseExampleYear10	2,231
1 year		rr_ExpenseExampleNoRedemptionYear01	695
3 years		rr_ExpenseExampleNoRedemptionYear03	996
5 years		rr_ExpenseExampleNoRedemptionYear05	1,319
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,231
ClearBridge Mid Cap Growth Fund | Class A2
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1],[2]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	$ 15
Management fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.78%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.83%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.45%
1 year		rr_ExpenseExampleYear01	$ 714
3 years		rr_ExpenseExampleYear03	1,082
5 years		rr_ExpenseExampleYear05	1,474
10 years		rr_ExpenseExampleYear10	2,570
1 year		rr_ExpenseExampleNoRedemptionYear01	714
3 years		rr_ExpenseExampleNoRedemptionYear03	1,082
5 years		rr_ExpenseExampleNoRedemptionYear05	1,474
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,570
ClearBridge Mid Cap Growth Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ($)	[3]	rr_MaximumAccountFee	$ 15
Management fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses		rr_OtherExpensesOverAssets	0.61%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.41%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	2.00%
1 year		rr_ExpenseExampleYear01	$ 303
3 years		rr_ExpenseExampleYear03	712
5 years		rr_ExpenseExampleYear05	1,248
10 years		rr_ExpenseExampleYear10	2,716
1 year		rr_ExpenseExampleNoRedemptionYear01	203
3 years		rr_ExpenseExampleNoRedemptionYear03	712
5 years		rr_ExpenseExampleNoRedemptionYear05	1,248
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,716
ClearBridge Mid Cap Growth Fund | Class FI
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[5]	rr_OtherExpensesOverAssets	0.58%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.63%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.35%
1 year		rr_ExpenseExampleYear01	$ 137
3 years		rr_ExpenseExampleYear03	487
5 years		rr_ExpenseExampleYear05	861
10 years		rr_ExpenseExampleYear10	1,911
1 year		rr_ExpenseExampleNoRedemptionYear01	137
3 years		rr_ExpenseExampleNoRedemptionYear03	487
5 years		rr_ExpenseExampleNoRedemptionYear05	861
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,911
ClearBridge Mid Cap Growth Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses		rr_OtherExpensesOverAssets	0.70%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.00%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.50%
1 year		rr_ExpenseExampleYear01	$ 153
3 years		rr_ExpenseExampleYear03	579
5 years		rr_ExpenseExampleYear05	1,032
10 years		rr_ExpenseExampleYear10	2,287
1 year		rr_ExpenseExampleNoRedemptionYear01	153
3 years		rr_ExpenseExampleNoRedemptionYear03	579
5 years		rr_ExpenseExampleNoRedemptionYear05	1,032
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,287
ClearBridge Mid Cap Growth Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.24%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	0.90%
1 year		rr_ExpenseExampleYear01	$ 92
3 years		rr_ExpenseExampleYear03	360
5 years		rr_ExpenseExampleYear05	649
10 years		rr_ExpenseExampleYear10	1,470
1 year		rr_ExpenseExampleNoRedemptionYear01	92
3 years		rr_ExpenseExampleNoRedemptionYear03	360
5 years		rr_ExpenseExampleNoRedemptionYear05	649
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,470
ClearBridge Mid Cap Growth Fund | Class IS
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.74%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.54%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	0.80%
1 year		rr_ExpenseExampleYear01	$ 82
3 years		rr_ExpenseExampleYear03	414
5 years		rr_ExpenseExampleYear05	770
10 years		rr_ExpenseExampleYear10	1,772
1 year		rr_ExpenseExampleNoRedemptionYear01	82
3 years		rr_ExpenseExampleNoRedemptionYear03	414
5 years		rr_ExpenseExampleNoRedemptionYear05	770
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,772

[1]	Maximum deferred sales charge (load) may be reduced over time.
[2]	You may buy Class A or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[3]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses will not exceed 1.25% for Class A shares, 1.45% for Class A2 shares, 2.00% for Class C shares, 1.35% for Class FI shares, 1.50% for Class R shares, 0.90% for Class I shares and 0.80% for Class IS shares, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[5]	"Other expenses" for Class FI shares are estimated for the current fiscal year. Actual expenses may differ from estimates.